CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Utility plant
Electric plant	$ 6,336,530,000	$ 6,067,672,000	$ 5,253,786,000
Gas plant	2,314,874,000	2,238,741,000	2,129,200,000
Common plant	439,872,000	418,236,000	318,615,000
Less: Accumulated depreciation and amortization	(828,083,000)	(674,782,000)	(429,038,000)
Net utility plant	8,263,193,000	8,049,867,000	7,272,563,000
Other property and investments:
Goodwill	1,656,513,000	1,656,513,000	1,656,513,000
Investment in exchange power contract	17,633,000	19,396,000	22,923,000
Other property and investments	116,203,000	123,352,000	125,918,000
Total other property and investments	1,790,349,000	1,799,261,000	1,805,354,000
Current assets:
Cash and cash equivalents	16,133,000	37,235,000	36,557,000
Restricted cash	3,544,000	4,183,000	5,470,000
Accounts receivable, net	233,225,000	336,530,000	327,615,000
Unbilled revenue	120,102,000	191,150,000	194,088,000
Purchased gas adjustment receivable		0	5,992,000
Materials and supplies, at average cost	89,790,000	76,068,000	85,413,000
Fuel and gas inventory, at average cost	69,154,000	100,491,000	96,633,000
Unrealized gain on derivative instruments	6,973,000	6,647,000	7,500,000
Income taxes	9,661,000	11,553,000	76,183,000
Prepaid expense and other assets	18,157,000	13,969,000	14,835,000
Power contract acquisition adjustment gain	47,012,000	65,096,000	134,553,000
Deferred income taxes	87,931,000	101,934,000	83,086,000
Total current assets	701,682,000	944,856,000	1,067,925,000
Other long-term and regulatory assets:
Regulatory asset for deferred income taxes	67,830,000	62,304,000	73,337,000
Power cost adjustment mechanism	0	6,818,000	15,618,000
Regulatory assets related to power contracts	39,227,000	46,202,000	116,116,000
Other regulatory assets	866,036,000	766,825,000	814,603,000
Unrealized gain on derivative instruments	15,981,000	10,084,000	8,233,000
Power contract acquisition adjustment gain	490,354,000	517,740,000	624,667,000
Other	82,334,000	180,753,000	130,920,000
Total other long-term and regulatory assets	1,561,762,000	1,590,726,000	1,783,494,000
Total assets	12,316,986,000	12,384,710,000	11,929,336,000
Common shareholder's equity:
Common stock	0	0	0
Additional paid-in capital	3,308,957,000	3,308,957,000	3,308,957,000
Earnings reinvested in the business	80,600,000	22,873,000	17,024,000
Accumulated other comprehensive income (loss), net of tax	(21,593,000)	(30,907,000)	(3,069,000)
Total common shareholder's equity	3,367,964,000	3,300,923,000	3,322,912,000
Long-term debt:
First mortgage bonds and senior notes	3,362,000,000	3,362,000,000	2,792,000,000
Pollution control bonds	161,860,000	161,860,000	161,860,000
Junior subordinated notes	250,000,000	250,000,000	250,000,000
Long-term debt	1,834,000,000	1,793,000,000	1,490,000,000
Debt discount and other	(270,227,000)	(289,493,000)	(311,147,000)
Long-term debt	5,337,633,000	5,277,367,000	4,382,713,000
Total capitalization	8,705,597,000	8,578,290,000	7,705,625,000
Current liabilities:
Accounts payable	214,847,000	339,361,000	291,148,000
Short-term debt	38,000,000	25,000,000	247,000,000
Current maturities of long-term debt		0	260,000,000
Purchased gas adjustment liability	49,611,000	25,940,000	0
Accrued expenses:
Taxes	79,892,000	90,727,000	81,505,000
Salaries and wages	29,058,000	40,892,000	34,453,000
Interest	69,480,000	69,329,000	59,182,000
Unrealized loss on derivative instruments	277,246,000	327,089,000	273,100,000
Power contract acquisition adjustment loss	4,050,000	8,547,000	69,915,000
Other	69,381,000	74,409,000	114,409,000
Total current liabilities	831,565,000	1,001,294,000	1,430,712,000
Long-term and regulatory liabilities:
Deferred income taxes	1,202,949,000	1,153,755,000	1,127,611,000
Unrealized loss on derivative instruments	113,209,000	196,558,000	183,135,000
Power cost adjustment mechanism	19,433,000	0
Regulatory liabilities	375,748,000	346,225,000	305,936,000
Regulatory liabilities related to power contracts	537,366,000	582,836,000	759,220,000
Power contract acquisition adjustment loss	35,177,000	37,655,000	46,779,000
Other deferred credits	495,942,000	488,097,000	370,318,000
Total long-term and regulatory liabilities	2,779,824,000	2,805,126,000	2,792,999,000
Commitments and contingencies
Total capitalization and liabilities	$ 12,316,986,000	$ 12,384,710,000	$ 11,929,336,000